STOCK-BASED COMPENSATION - Activity of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding, Beginning Balance (in shares)	708,490	266,250
Granted (in shares)	204,500	442,240
Outstanding, Ending Balance (in shares)	696,584	708,490	266,250
Exercisable, Ending Balance (in shares)	315,991	205,888
Vested and expected to vest (in shares)		708,490
Weighted average exercise price
Outstanding, Beginning Balance (in usd per share)	$ 3.60	$ 2.94
Granted (in usd per share)	5.22	4.00
Outstanding, Ending Balance (in usd per share)	3.93	3.60	$ 2.94
Exercisable, Ending Balance (in usd per share)	$ 3.37	2.94
Vested and expected to vest (in usd per share)		$ 3.60
Weighted average remaining contractual term (years)
Outstanding, Beginning Balance (years)	8 years 3 months 18 days	8 years 7 months 20 days	8 years 2 months 19 days
Outstanding, Ending Balance (years)	8 years 3 months 18 days	8 years 7 months 20 days	8 years 2 months 19 days
Exercisable, Balance Ending (years)	7 years 9 months 7 days	7 years 9 months 18 days
Vested and expected to vest (years)		8 years 7 months 20 days